BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.

ARTICLES OF AMENDMENT

This is to certify that:

First:   The charter of BlackRock MuniHoldings New Jersey Quality Fund, Inc., a Maryland corporation (the “Corporation”), is amended by these Articles of Amendment, which amend that section of the charter titled Articles Supplementary Establishing and Fixing the Rights and Preferences of Variable Rate Demand Preferred Shares, dated as of June 28, 2011 (as amended to date, the “Articles Supplementary”).

Second:  The charter of the Corporation is hereby amended by deleting the definition of “Applicable Base Rate” in its entirety and replacing it with the following:

“Applicable Base Rate” means (i) with respect to a Rate Period of fewer than forty-nine (49) days, the greater of (a) the SIFMA Municipal Swap Index and (b) SOFR plus 0.15%, and (ii) with respect to a Rate Period of forty-nine (49) or more days, SOFR plus 0.15%. If the Applicable Base Rate in respect of any Rate Period would otherwise be less than zero percent (0%), the Applicable Base Rate for such Rate Period will be deemed to be zero percent (0%).

Third:    Appendix A to the Articles Supplementary is hereby deleted in its entirety and replaced with the attachment to Exhibit A attached hereto.

Fourth:   The amendment to the charter of the Corporation as set forth above in these Articles of Amendment has been duly advised by the board of directors of the Corporation and approved by the stockholders of the Corporation as and to the extent required by law and in accordance with the charter of the Corporation.

Fifth:     As amended hereby, the charter of the Corporation shall remain in full force and effect.

Sixth:     These Articles of Amendment shall be effective as of November 6, 2024.

[Signature Page Follows]

IN WITNESS WHEREOF, BlackRock MuniHoldings New Jersey Quality Fund, Inc. has caused these Articles of Amendment to be signed as of November 6, 2024, in its name and on its behalf by the person named below who acknowledges that these Articles of Amendment are the act of the Corporation and, to the best of such person’s knowledge, information, and belief and under penalties for perjury, all matters and facts contained in these Articles of Amendment are true in all material respects.

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.

By:	/s/ Jonathan Diorio
Name: Jonathan Diorio
Title: Vice President

ATTEST:

/s/ Janey Ahn
Name: Janey Ahn
Title: Secretary

EXHIBIT A

[Attached]

APPENDIX A

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